EARNINGS PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

(Dollars in thousands, except share and per share data)	2022	2021	2020
Numerator
Net income	$217,612	$205,160	$155,810

Denominator
Basic earnings per common share - weighted average shares	93,528,712	95,034,690	97,363,952
Effect of dilutive securities
Employee stock awards	1,058,139	862,695	729,146
Diluted earnings per common share - adjusted weighted average shares	94,586,851	95,897,385	98,093,098

Earnings per share available to common shareholders
Basic	$2.33	$2.16	$1.60
Diluted	$2.30	$2.14	$1.59